                                  UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2002
Check here if Amendment  [   ]; Amendment Number: _____
    This Amendment (Check only one.):       [   ] is a restatement.
                                            [   ] adds new holdings
                                                  entries.

Institutional Investment Manager Filing this Report:

Name:             Tupelo Capital Management, L.L.C.
Address:          12 East 49th Street
                  New York, New York 10017

Form 13F File Number: 028-04729

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that the required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             LuLu C. Wang
Title:            Principal
Phone:            212-755-3700

Signature, Place and Date of Signing:

/s/ LULU C. WANG                New York, New York              May 9, 2002
[Signature]                       [City, State]                    [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).

[   ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number                           Name

         28- ________________              Tupelo Capital Services, L.L.C.

         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE



Report summary:



Number of Other Included Managers:                            0
                                            ---------------------------

Form 13F  Information Table Entry Total:                98
                                            ---------------------------

Form 13F  Information Table Value Total:           $261,429,378
                                            ---------------------------
                                                    (thousands)

CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THE PUBLIC FORM 13F REPORT AND FILED SEPARATELY WITH THE COMMISSION.

List of Other Included Managers:


Provide a number list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are not entries in this list, state "NONE" and omit the column headings and list entries.]


         No.             Form 13F File Number            Name
         ---             --------------------            ----







         [Repeat as necessary.]

                                    FORM 13F
              Reporting Manager: Tupelo Capital Management, L.L.C.
                          Period Ended: March 31, 2002

    Item 1:          Item 2:  Item 3:    Item 4:        Item 5:            Item 6:          Item 7:           Item 8:
                                                                     Investment Discretion              Voting Authority
                                                                             (b)                                (b)
                      Title    SEDOL/     Fair     SHARES                  Shared     (c)                      Shared
                       of      CUSIP     Market     PRN     SH  PUT/  (a)    As     Shared             (a)       As      (c)
 Name of Issuer       Class    Number     Value    Amount   PRN CALL Sole  Defined   Other  Manager    Sole    Defined  None
----------------------------------------------------------------------------------------------------------------------------
ACE LTD               COM      2008853 $2,172,570    52,100  SH               x                1       52,100
ALCOA INC             COM    013817101 $3,411,696    90,400  SH               x                1       90,400
AMAZON.COM INC        COM    023135106 $1,841,840   128,800  SH               x                1      128,800
AMDOCS LTD            COM      2256908 $3,112,720   116,800  SH               x                1      116,800
APEX SILVER
 MINES LTD            COM      2121556 $1,884,105   140,500  SH               x                1      140,500
APEX SILVER
 MINES-WTS            WTS      2559436 $  162,495   361,100  SH               x                1      361,100
APPLIED
 MATERIALS INC        COM    038222105 $3,554,685    65,500  SH               x                1       65,500
BAKER HUGHES INC      COM    057224107 $2,382,975    62,300  SH               x                1       62,300
BANK ONE CORP         COM    06423A103 $3,246,306    77,700  SH               x                1       77,700
BAXTER
 INTERNATIONAL
 INC                  COM    071813109 $5,142,528    86,400  SH               x                1       86,400
BEAR STEARNS
 COMPANIES
 INC                  COM    073902108 $3,281,825    52,300  SH               x                1       52,300
BED BATH & BEYOND
 INC                  COM    075896100 $1,657,125    49,100  SH               x                1       49,100
BEST BUY CO INC       COM    086516101 $2,502,720    31,600  SH               x                1       31,600
BJ SERVICES CO        COM    055482103 $3,081,618    89,400  SH               x                1       89,400
BROCADE
 COMMUNICATIONS
 SYS                  COM    111621108 $2,089,800    77,400  SH               x                1       77,400
CATHAY PACIFIC
 AIRWAYS              COM      6179755 $4,389,258 2,889,000  SH               x                1    2,889,000
CHICO'S FAS INC       COM    168615102 $2,347,205    69,650  SH               x                1       69,650
CISCO SYSTEMS INC     COM    17275R102 $1,906,318   112,600  SH               x                1      112,600
CITIGROUP INC         COM    172967101 $3,362,408    67,900  SH               x                1       67,900
COACH INC             COM    189754104 $2,667,346    52,600  SH               x                1       52,600
COLGATE-PALMOLIVE
 CO                   COM    194162103 $1,520,190    26,600  SH               x                1       26,600
CONOCO INC            COM    208251504 $3,107,670   106,500  SH               x                1      106,500
CONTINENTAL
 AIRLINES
 -CL B                COM    210795308 $2,251,440    79,500  SH               x                1       79,500
DELL COMPUTER CORP    COM    247025109 $2,992,206   114,600  SH               x                1      114,600
EBAY INC              COM    278642103 $2,339,232    41,300  SH               x                1       41,300
ELECTRONIC ARTS INC   COM    285512109 $2,656,960    43,700  SH               x                1       43,700
ENTERCOM
 COMMUNICATIONS
 CORP                 COM    293639100 $2,930,058    53,400  SH               x                1       53,400
ESPRIT HOLDINGS
 LTD                  COM      6321642 $6,559,072 3,789,400  SH               x                1    3,789,400
EXTREME NETWORKS
 INC                  COM    30226D106 $1,076,400   103,500  SH               x                1      103,500
FLEXTRONICS
 INTL LTD             COM      2353058 $1,491,025    81,700  SH               x                1       81,700
GENENTECH INC         COM    368710406 $7,708,760   152,800  SH               x                1      152,800
GENERAL DYNAMICS
  CORP                COM    369550108 $4,021,060    42,800  SH               x                1       42,800
GOLDMAN SACHS
 GROUP
 INC                  COM    38141G104 $3,321,200    36,800  SH               x                1       36,800
HOME DEPOT INC        COM    437076102 $2,576,330    53,000  SH               x                1       53,000
HONEYWELL
 INTERNATIONAL
 INC                  COM    438516106 $2,548,782    66,600  SH               x                1       66,600

    Item 1:          Item 2:  Item 3:    Item 4:        Item 5:            Item 6:          Item 7:           Item 8:
                                                                     Investment Discretion              Voting Authority
                                                                             (b)                                (b)
                      Title    SEDOL/     Fair     SHARES                  Shared     (c)                      Shared
                       of      CUSIP     Market     PRN     SH  PUT/  (a)    As     Shared             (a)       As      (c)
 Name of Issuer       Class    Number     Value    Amount   PRN CALL Sole  Defined   Other  Manager    Sole    Defined  None
----------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD
 INTERNATIONAL
 INC                  COM    441815107 $2,272,000    40,000  SH               x                1       40,000
HUTCHISON WHAMPOA
 LTD                  COM      6448068 $5,268,518   597,690  SH               x                1      597,690
HYDRIL COMPANY        COM    448774109 $2,600,279   106,700  SH               x                1      106,700
INFOSYS
 TECHNOLOGIES-SP ADR  ADR    456788108 $3,039,200    46,400  SH               x                1       46,400
INTEL CORP            COM    458140100 $2,749,064    90,400  SH               x                1       90,400
JOHNSON ELECTRIC
 HLDGS                COM      6281939 $6,151,626 4,381,500  SH               x                1    4,381,500
KLA-TENCOR
 CORPORATION          COM    482480100 $3,830,400    57,600  SH               x                1       57,600
KOHLS CORP            COM    500255104 $2,739,275    38,500  SH               x                1       38,500
KPMG CONSULTING INC   COM    48265R109 $2,551,260   126,300  SH               x                1      126,300
LAMAR ADVERTISING CO  COM    512815101 $2,262,534    55,700  SH               x                1       55,700
LEHMAN BROTHERS
 HOLDINGS INC         COM    524908100 $3,225,536    49,900  SH               x                1       49,900
LI & FUNG LTD         COM      6286257 $4,210,401 2,637,600  SH               x                1    2,637,600
MANPOWER INC          COM    56418H100 $2,433,888    62,600  SH               x                1       62,600
MATTEL INC            COM    577081102 $2,763,384   132,600  SH               x                1      132,600
MERRILL LYNCH & CO    COM    590188108 $2,558,556    46,200  SH               x                1       46,200
MICROCHIP
 TECHNOLOGY
 INC                  COM    595017104 $3,099,603    74,100  SH               x                1       74,100
MICRON TECHNOLOGY
 INC                  COM    595112103 $2,763,600    84,000  SH               x                1       84,000
MICROSOFT CORP        COM    594918104 $1,815,331    30,100  SH               x                1       30,100
3M CO                 COM    88579Y101 $2,300,200    20,000  SH               x                1       20,000
NABORS
 INDUSTRIES INC       COM    629568106 $3,069,294    72,646  SH               x                1       72,646
NETSCREEN
 TECHNOLOGIES
 INC                  COM    64117V107 $  589,410    35,400  SH               x                1       35,400
NEUBERGER
 BERMAN INC           COM    641234109 $2,956,235    63,100  SH               x                1       63,100
NIKKO CORDIAL CORP    COM      6640284 $3,367,445   781,600  SH               x                1      781,600
NOKIA CORP-SPON ADR   ADR    654902204 $3,449,062   166,300  SH               x                1      166,300
NOVELLUS SYSTEMS INC  COM    670008101 $3,573,240    66,000  SH               x                1       66,000
NTT DOCOMO INC        ADR      6129277 $3,105,360    45,400  SH               x                1       45,400
OMI CORP - NEW        COM      2256469 $  972,400   243,100  SH               x                1      243,100
OMNICOM GROUP         COM    681919106 $2,784,800    29,500  SH               x                1       29,500
PFIZER INC            COM    717081103 $3,143,434    79,100  SH               x                1       79,100
QUALCOMM INC          COM    747525103 $2,747,720    73,000  SH               x                1       73,000
QUEST DIAGNOSTICS     COM    74834L100 $4,681,025    56,500  SH               x                1       56,500
RADIAN GROUP INC      COM    750236101 $3,469,956    70,700  SH               x                1       70,700
REDIFF.COM INDIA
 LIMITED-ADR          ADR    757479100 $  551,375   441,100  SH               x                1      441,100
RF MICRO DEVICES INC  COM    749941100 $1,077,580    60,200  SH               x                1       60,200
SAMSUNG ELECTRONICS   COM      6771720 $6,341,958    23,540  SH               x                1       23,540

    Item 1:          Item 2:  Item 3:    Item 4:        Item 5:            Item 6:          Item 7:           Item 8:
                                                                     Investment Discretion              Voting Authority
                                                                             (b)                                (b)
                      Title    SEDOL/     Fair     SHARES                  Shared     (c)                      Shared
                       of      CUSIP     Market     PRN     SH  PUT/  (a)    As     Shared             (a)       As      (c)
 Name of Issuer       Class    Number     Value    Amount   PRN CALL Sole  Defined   Other  Manager    Sole    Defined  None
----------------------------------------------------------------------------------------------------------------------------
SAP AG-SPONSORED ADR  ADR    803054204 $3,656,760    98,300  SH               x                1       98,300
SIEBEL SYSTEMS INC    COM    826170102 $3,084,906    94,600  SH               x                1       94,600
SOUTHWEST AIRLINES    COM    844741108 $1,782,135    92,100  SH               x                1       92,100
STANLEY WORKS         COM    854616109 $1,840,750    39,800  SH               x                1       39,800
SYMANTEC CORP         COM    871503108 $1,837,966    44,600  SH               x                1       44,600
TAIWAN
 SEMICONDUCTOR-SP
 ADR                  ADR    874039100 $4,409,375   212,500  SH               x                1      212,500
TEXAS INSTRUMENTS
 INC                  COM    882508104 $3,806,500   115,000  SH               x                1      115,000
THE WALT DISNEY CO    COM    254687106 $1,504,816    65,200  SH               x                1       65,200
TIFFANY & CO          COM    886547108 $1,453,995    40,900  SH               x                1       40,900
TMP WORLDWIDE INC     COM    872941109 $1,999,260    58,000  SH               x                1       58,000
TRICON GLOBAL
 RESTAURANTS          COM    895953107 $2,345,322    39,900  SH               x                1       39,900
UNITED PARCEL
 SERVICE-CL B         COM    911312106 $2,055,040    33,800  SH               x                1       33,800
UNITED TECHNOLOGIES
 CORP                 COM    913017109 $3,071,880    41,400  SH               x                1       41,400
VERITAS SOFTWARE
 CORP                 COM    923436109 $2,708,694    61,800  SH               x                1       61,800
VIACOM INC-CL B       COM    925524308 $2,079,910    43,000  SH               x                1       43,000
VODAFONE GROUP
 PLC-SP
  ADR                 ADR    92857W100 $1,614,468    87,600  SH               x                1       87,600
WAL-MART STORES
 INC                  COM    931142103 $1,894,170    30,900  SH               x                1       30,900
WHOLE FOODS
 MARKET INC           COM    966837106 $2,526,657    55,300  SH               x                1       55,300
WILLIAMS-SONOMA
 INC                  COM    969904101 $2,718,009    59,100  SH               x                1       59,100
XILINX INC            COM    983919101 $2,897,822    72,700  SH               x                1       72,700
XL CAPITAL LTD
 -CLASS A             COM      2283401 $2,277,740    24,400  SH               x                1       24,400
YAHOO! INC            COM    984332106 $2,378,936   128,800  SH               x                1      128,800
THE FOLLOWING
 OPTIONS
 LISTED
 WITH RESPECT
 TO MANAGER ABOVE
AMAZON.COM INC        COM    023135106 $  388,890       894      (c)          x                1
FINANCIAL SELECT
 SECTOR
 SPDR                 COM    81369Y605 $  300,000     5,000      (c)          x                1
OIL SERVICE HOLDRS
 TRUST                COM    678002106 $  410,000     2,000      (c)          x                1
RETAIL HOLDRS
 TRUST                COM    76127U101 $   75,000     2,000      (c)          x                1
SEMICONDUCTOR
  HOLDRs
 TRUST                COM    816636203 $  387,500     2,500      (c)          x                1
TYCO INTERNATIONAL
 LTD                  COM    902124106 $  110,000     2,000      (c)          x                1